Consolidated Statements of Cash Flows - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow from operating activities
Profit from continued operation	R$ 1,189	R$ 1,076	R$ 1,076
Profit from discontinued operation	367	(16)
Net income for the year	1,556	1,060	1,076
Adjustment for reconciliation of net income
Deferred income tax and social contribution	(372)	162	175
Loss on disposal of property, plant and equipment	588		50
Depreciation and amortization	1,372	484	341
Financial changes	785	431	171
Share of (profit) and loss of associate	(27)	5
Provision for (reversal of) legal proceeding	77	19	(46)
Provision write-off assets	24
Share-based payments	5	2	8
Provision for allowance for inventory losses and damages	13	5	(3)
Gain on leasing write-off	(517)	(1)	(15)
Allowance for doubtful accounts	51		3
Reversal of VAT provision			(369)
Adjustments to reconcile profit (loss)	3,555	2,167	1,391
Variations in operating assets and liabilities
Trade receivables	(155)	21	63
Inventories	(1,029)	(153)	(477)
Recoverable taxes	(46)	(326)	(161)
Restricted deposits for legal proceedings	(14)	(1)
Other assets	(10)	(106)	(45)
Trade payables, net	877	1,671	779
Payroll and related taxes	121	36	48
Related parties	(54)	(17)	10
Provision for legal proceeding	(41)	(22)	(6)
Taxes and social contributions payable	556	69	66
Income tax and social contribution, paid	(67)	(131)	(244)
Deferred revenue	(107)	(153)	58
Other liabilities	(88)	104	63
Cash flows from (used in) operations	(57)	992	154
Net cash generated by operating activities	3,498	3,159	1,545
Cash flow investment activities
Capital contribution in associates	(31)
Purchase of property, plant and equipment	(1,562)	(1,357)	(907)
Purchase of intangible assets	(82)	(52)	(41)
Proceeds from the sale of property, plant and equipment	604	362	22
Acquisition of subsidiaries, net of cash		(3,311)
Purchase of investment property	(15)	(12)
Subsidiary spin-off	(3,687)
Net cash from corporate reorganization	(14)
Net cash used in investment activities	(4,787)	(4,370)	(926)
Cash flow financing activities
Capital increase	650	2,003
Proceeds from borrowings and financing	2,852	9,395	417
Payment of borrowings and financing	(3,052)	(6,124)	(201)
Dividends and interest on equity paid	(489)	(299)	(115)
Payment of lease liabilities	(756)	(267)	(200)
Transaction with non-controlling interest	2	7
Net cash generated by (used in) financing activities	(793)	4,715	(99)
Net (decrease) increase in cash and cash equivalents	(2,082)	3,504	520
Exchange rate variation on cash and cash equivalents	588	111
Cash and cash equivalents at the beginning of the year	5,026	1,411	891
Cash and cash equivalents at the end of the year	R$ 3,532	R$ 5,026	R$ 1,411